Acquisition - Additional Information (Detail) - USD ($)			3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 29, 2014	Mar. 22, 2013	Mar. 31, 2014	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	May. 22, 2013	Apr. 01, 2013
ACQUISITION (Details) [Line Items]
Goodwill				$ 1,260,037	$ 1,260,037	$ 1,090,037
Legal expense on warrants					280000
Average yield period					3 years
Deferred tax liability, amortizing intangible assets					$ 20,000	0
Vaporfection International Inc. [Member]
ACQUISITION (Details) [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired		100.00%							100.00%
Business Acquisition, Equity Interest Issued or Issuable, Description		The Company issued 260,854 warrants to shareholders of VII allowing them to purchase one (1) share of Medbox common stock at $.001 per share beginning April 1, 2013.
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)		260,854
Fair Value Assumptions, Exercise Price (in Dollars per share)		$ 4.47
Business Combination, Consideration Transferred, Liabilities Incurred		$ 470,000
Business Combination, Consideration Transferred		$ 1,635,000
Finite-Lived Intangible Asset, Useful Life		10 years
Goodwill		$ 895,000						$ 895,000
Increase (Decrease) in Other Accounts Payable and Accrued Liabilities			$ 205,000
Goodwill, Period Increase (Decrease)					$ 10,000	$ 195,000
Warrants exercised				206,480	252,812
Business Combination, Contingent Consideration Arrangements, Description		In addition to the above warrants, the purchase agreement and associated consulting contract with the prior management company of the business unit calls for additional shares of common stock to be issued in the event that the performance of the business unit exceeds $11,818,140 of accumulated EBITDA over the subsequent 4 year operating period.
Vaporfection International Inc. [Member] | Finite-Lived Intangible Assets [Member]
ACQUISITION (Details) [Line Items]
Deferred tax liability, amortizing intangible assets					$ 160,000
Vaporfection International Inc. [Member] | Scenario Forecast [Member]
ACQUISITION (Details) [Line Items]
Goodwill							$ 1,260,037
Vaporfection International Inc. [Member] | Settlement With Former Shareholders [Member]
ACQUISITION (Details) [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)	50,000